Nature of Operations and Significant Accounting Policies - Pre-tax Impacts To Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase to income before taxes
Deferred acquisition costs amortization	$ (383.4)	$ (284.2)	$ (386.9)
Cost of reinsurance amortization	(84.5)	18.0	(67.4)
Income (loss) before income taxes	5,840.8	$ 1,686.8	$ 1,227.5
Adjustment related to actuarial balance re-cohorting
Increase to income before taxes
Deferred acquisition costs amortization	(106.6)
Cost of reinsurance amortization	4.2
Unearned revenue liability amortization	32.4
Change in additional liability for certain benefit features	139.7
Income (loss) before income taxes	69.7
Increase to pre-tax other comprehensive income
Deferred acquisition cost unrealized losses	(5.6)
Cost of reinsurance unrealized gains	8.7
Unearned revenue liability unrealized gains	8.5
Change in additional liability for certain benefit features unrealized gains	24.3
Total increase to pre-tax other comprehensive income	35.9
Total increase to pre-tax comprehensive income	$ 105.6